Document and Entity Information	Jul. 20, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 20, 2020
Entity Registrant Name	ENTERCOM COMMUNICATIONS CORP
Entity Incorporation, State or Country Code	PA
Entity File Number	001-14461
Entity Tax Identification Number	23-1701044
Entity Address, Address Line One	2400 Market Street
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	610
Local Phone Number	660-5610
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $.01 per share
Trading Symbol	ETM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001067837
Amendment Flag	false